INVESTMENT IN VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Sep. 30, 2012
INVESTMENT IN VARIABLE INTEREST ENTITY
Schedule of fair value of assets and liabilities acquired

The fair value of assets and liabilities acquired at March 5, 2010 were as follows (in millions):

Cash and cash equivalents	$38.3
Other current assets	16.9
Purchased intangibles	0.2
Income taxes payable	(20.7)
Other current liabilities	(35.8)

$(1.1)

Schedule of the activities of TranSys included in entity's consolidated results

The activities of TranSys included in our consolidated results from the date of acquisition are as follows (in millions):

	Years ended September 30,
	2012	2011	2010

Sales	$4.5	$4.4	$29.9
Operating income	0.6	0.9	—
Cash used in operating activities	—	18.4	19.9